Interest in other entities - Joint venture carrying value through June 30 (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024	Jun. 30, 2024	Jul. 31, 2022
Disclosure of joint ventures [line items]
Total consideration		$ 709	$ 1,065
SiliconAurora
Disclosure of joint ventures [line items]
Initial investment in SiliconAurora Pty Ltd	$ 70		69
Transaction costs			56
Deferred consideration	$ 1,580		1,578	$ 620
Total consideration			1,703
Call option issued to shareholder		100	96
50% interest in SiliconAurora Pty Ltd			1,607
Carrying value of interest in joint venture at June 30, 2024		$ 700	$ 1,065
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%